Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Income Taxes [Line Items]
Increase (decrease) in goodwill to correct the purchase price allocation	$ 1,826	$ (1,826)
Increase (decrease) in net non-current deferred income tax liability	1,900
Total amount of unrecognized tax benefits, if recognized would favorably impact effective tax rate	500
Interest and penalties	70	200
Uncertain tax position	200
Deferred tax assets valuation allowance	337	$ 337
United States
Income Taxes [Line Items]
Non-capital loss carry forwards	$ 62,200
Non-capital loss carry forwards, expiration date	Years 2022 through 2034
Canada
Income Taxes [Line Items]
Non-capital loss carry forwards	$ 4,400
Non-capital loss carry forwards, expiration date	Years 2025 through 2035